OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Other Long-term Liabilities Disclosure [Abstract]
Other Noncurrent Liabilities

(in thousands of $)	2016	2015
Deferred tax liability (see note 9)	3,210	—
Deferred credits from capital lease transactions	16,024	16,650
	19,234	16,650

Deferred Credits From Capital Lease Transactions

(in thousands of $)	2016	2015
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(8,042)	(7,416)
	16,649	17,275
Short-term (see note 20)	625	625
Long-term	16,024	16,650
	16,649	17,275